Accruals and Other Payables	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Accruals and Other Payables

Note 11 – Accruals and Other Payables

The following is a summary of accruals and other payables as at December 31, 2015 and March 31, 2015;

	12/31/2015	03/31/2015
Accruals	$5,406	$4,263
Dividend payable	1,934	2,081
Other payables	81,336	66,242
	$88,676	$72,586

Note 12 – Accruals and Other Payables

The following is a summary of accruals and other payables as at the years ending on March 31, 2015 and 2014;

	03/31/2015	03/31/2014
Audit fee payable	$4,263	$574
Rent payable	-	234
Payable for expenses	-	2,219
Professional fee payable	-	103,972
Dividend payable	2,081	-
Other payables	66,242	16,562
	$72,586	$123,561

Duo Software (Pvt.) Limited [Member]
Accruals and Other Payables

Note 10 – Accruals and Other Payables

The following is a summary of accruals and other payables as at March 31, 2014 and 2013;

	03/31/2014	03/31/2013
Audit fee payable	$574	$550
Rent payable	234	1,506
Payable for expenses	2,219	2,028
Professional fee payable	103,972	158,047
Other payables	16,562	8,238
	$123,561	$170,369